Lease Obligations (Schedule Of Lease Payments Excluding Management Fees Other Operational Expenses) (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Lease Obligations [Abstract]
2018	$ 103
2019	106
2020	18
Total	$ 227